Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Morgan Stanley Capital I Inc.

1585 Broadway

New York, New York 10036

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressee of this report, Morgan Stanley & Co, LLC (“MSC”), Morgan Stanley Capital I Inc. (MSCI”) and Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH” and, together with MSC and MSCI, the “Company”), who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, 2018-MP (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the single loan within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and

(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to July 7, 2018.
•	The excel file provided to us by the Company titled “MSC 2018-MP - Tape Output 0622.xlsx”, which includes certain attributes related to the mortgage loan as of the Cut-off Date shall be herein referred to as the “Final Data File”.
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the client related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.
•	The phrase “Loan Agreement” refers to the signed Loan Agreement as included in the Loan File.
•	The phrase “Mezzanine Loan Agreement” refers to the Mezzanine Loan Agreement as included in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy as included in the Loan File.
•	The phrase “Settlement Statement” refers to the settlement statement as included in the Loan File.
•	The phrase “Fee Schedule” refers to the documentation for administrative fees and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement as included in the Loan File.
•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Rent Roll” refers to the rent roll document included in the Loan File.
•	The phrase “Underwriting File” refers to the underwriting file document included in the Loan File.

From June 7, 2018 through June 22, 2018, the Company provided us with the Source Documents related to the single mortgage loan secured by eight properties, herein referred to as the “Underlying Asset”. For the Underlying Assets set forth in the Final Data File, we compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Assets as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 22, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Commercial Mortgage Pass-Through Certificates, Series 2018-MP

Exhibits

A)	Loan File Review Procedures
B)	Specified Attributes Provided by the Company (not subject to procedures)

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Commercial Mortgage Pass-Through Certificates, Series 2018-MP

EXHIBIT A: Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Street Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
2	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
3	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
4	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
5	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
6	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
7	Property Type Detail	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
8	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
9	Most Recent Renovation	Appraisal Report	The year renovated, as stated in the Appraisal Report.	None
10	Total Property SF	Rent Roll	The total square feet, as stated in the Rent Roll.	None
11	Total Property Occupancy Rate	Rent Roll	The current occupancy, as stated in the Rent Roll.	None
12	Occupancy As of Date	Rent Roll	The date, as stated in the Rent Roll.	None
13	Mortgage Loan Original Balance	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
14	Mortgage Loan Cut-off Date Balance	Calculation	The loan is interest only, the value has been set equal to Mortgage Loan Original Balance.	None
15	Loan PSF	Calculation	Computation in which the respective loan’s Mortgage Loan Original Balance was divided by the Total Property SF.	None
16	Trust Loan Original Balance	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
17	Trust Loan Cut-off Date Balance	Calculation	The loan is interest only, the value has been set equal to the Trust Loan Original Balance.	None
18	Non Trust Loan Original Balance	Calculation	Computation in which theTrust Loan Original Balance was subtracted from the Mortgage Loan Original Balance.	None
19	Non Trust Loan Cut-off Date Balance	Calculation	Computation in which the Trust Loan Cut-off Date Balance was subtracted from Mortgage Loan Cut-off Date Balance.	None
20	Loan Purpose	Settlement Statement	The loan purpose, as shown in the Settlement Statement.	None
21	Borrower	Loan Agreement	The borrower name, as stated in the Loan Agreement.	None
22	Sponsor	Loan Agreement	The sponsor name, as defined in the Loan Agreement.	None
23	Carve-Out Guarantor(s)	Guaranty Agreement	The guarantor name, as defined in the Guaranty Agreement.	None
24	Title Type	Title Policy	The ownership interest, as defined in schedule A of the Title Policy.	None
25	Trust Loan Monthly IO Payment	Calculation	Computation in which the Trust Loan Annual IO Debt Service was divided by 12.	None
26	Trust Loan Annual IO Debt Service	Calculation	Computation in which the Trust Loan Original Balance was multiplied by the Interest Rate and then multiplied by the Interest Accrual Method.	None
27	Mortgage Loan Monthly IO Payment	Calculation	Computation in which the Mortgage Loan Annual IO Debt Service was divided by 12.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

EXHIBIT A MSC 2018-MP, Commercial Mortgage Pass-Through Certificates, Series 2018-MP Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
28	Mortgage Loan Annual IO Debt Service	Calculation	Computation in which the Mortgage Loan Original Balance was multiplied by the Interest Rate and then multiplied by the Interest Accrual Method.	None
29	Monthly P&I Payment	Calculation	NAP for interest only loan.	None
30	Annual P&I Debt Service	Calculation	NAP for interest only loan.	None
31	Interest Accrual Method	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
32	Interest Accrual Start	Loan Agreement	The accrual start date as defined in the Loan Agreement.	None
33	Interest Accrual End	Loan Agreement	The accrual end date as defined in the Loan Agreement.	None
34	Grace Period	Loan Agreement	The number of grace period days, as stated in the Loan Agreement.	None
35	IO Term (mos)	Calculation	Computation from the Final Data File in which the number of monthly payments occurring between the First Payment Date and Maturity Date were counted.	None
36	Original Amortization Term	Loan Agreement	0 for interest only loan.	None
37	Origination Date	Loan Agreement	The date on the cover of the Loan Agreement.	None
38	First Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
39	Interest Rate	Loan Agreement	The Interest Rate, as defined in the Loan Agreement.	None
40	Administrative Fee Rate	Fee Schedule	The Administrative Fee Rate, as stated in the Fee Schedule.	None
41	Net Interest Rate	Calculation	Computation in which the Administrative Fee Rate was subtracted from the Interest Rate.	None
42	Original Loan Term (mos)	Calculation	Computation from the Final Data File in which the number of monthly payments occurring between the First Payment Date and Maturity Date were counted.	None
43	Remaining Loan Term (mos)	Calculation	Computation in which the Seasoning was subtracted from the Original Loan Term (mos).	None
44	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the First Payment Date, through and including, the Cut-off Date were counted.	None
45	Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None
46	Mortgage Loan Balloon Balance	Calculation	The loan is interest only, the value has been set equal to the Mortgage Loan Original Balance.	None
47	Trust Loan Balloon Balance	Calculation	The loan is interest only, the value has been set equal to the Trust Loan Original Balance.	None
48	Non Trust Loan Balloon Balance	Calculation	The loan is interest only, the value has been set equal to the Non Trust Loan Original Balance.	None
49	Lockout Expiration Date	Calculation	Calculated by determining the defeasance expiration date as being two years after the start up date (the Cut-Off Date).	None
50	Open Period Begin Date	Calculation	Computation in which the open prepayment comencement date, as defined in the Loan Agreement was subtracted from the Maturity Date.	None
51	Prepay Description	Calculation	A computation from the Loan Agreement in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period, defeasance period and window period, as applicable, were counted.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

EXHIBIT A MSC 2018-MP, Commercial Mortgage Pass-Through Certificates, Series 2018-MP Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
52	Appraisal Date	Appraisal Report	The date stated in the Appraisal Report.	None
53	Appraisal Value	Appraisal Report	The property value stated in the Appraisal Report.	None
54	Cut-off Date LTV	Calculation	Computation in which the Mortgage Loan Cut-off Balance was divided by the Appraisal Value.	None
55	Maturity Date LTV	Calculation	Computation in which the Mortgage Loan Balloon Balance was divided by the Appraisal Value.	None
56	Fourth Most Recent NOI Date	Underwriting File	The date of the fourth most recent net operating income, as stated in the Underwriting File.	$1.00
57	Fourth Most Recent NOI	Underwriting File	The fourth most recent net operating income, as stated in the Underwriting File.	$1.00
58	Third Most Recent NOI Date	Underwriting File	The date of the third most recent net operating income, as stated in the Underwriting File.	$1.00
59	Third Most Recent NOI	Underwriting File	The third most recent net operating income, as stated in the Underwriting File.	$1.00
60	Second Most Recent NOI Date	Underwriting File	The date of the second most recent net operating income, as stated in the Underwriting File.	$1.00
61	Second Most Recent NOI	Underwriting File	The second most recent net operating income, as stated in theUnderwriting File.	$1.00
62	Most Recent NOI Date	Underwriting File	The date of the most recent cash flow, as stated in the Underwriting File.	$1.00
63	Most Recent Description	Underwriting File	The date of the most recent cash flow, as stated in the Underwriting File.	$1.00
64	Most Recent Revenue	Underwriting File	The effective gross income, as stated in the most recent period column of the Underwriting File.	$1.00
65	Most Recent Expenses	Underwriting File	The total expenses, as stated in the most recent period column of the Underwriting File.	$1.00
66	Most Recent NOI	Underwriting File	The net operating income, as stated in the most recent period column of the Underwriting File.	$1.00
67	Most Recent NCF	Underwriting File	The net cash flow, as stated in the most recent period column of the Underwriting File.	$1.00
68	Underwritten Effective Gross Income	Underwriting File	The effective gross income, as stated in the in-place underwritten column of the Underwriting File.	$1.00
69	Underwritten Expenses	Underwriting File	The total expenses, as stated in the in-place underwritten column of the Underwriting File.	$1.00
70	Underwritten NOI	Underwriting File	The net operating income, as stated in the in-place underwritten column of the Underwriting File.	$1.00
71	Underwritten IO NOI DSCR	Calculation	Computation from the Final Data File in which the Underwritten NOI was divided by the Mortgage Loan Annual IO Debt Service.	$1.00
72	Underwritten P&I NOI DSCR	Calculation	NAP for interest only loan.	$1.00
73	Underwritten NOI Debt Yield	Calculation	Computation from the Final Data File in which the Underwritten NOI was divided by the Mortgage Loan Cut-off Date Balance.	$1.00
74	Underwritten Replacement Reserve	Underwriting File	The capital reserves, as stated in the in-place underwritten column of the Underwriting File.	$1.00
75	Underwritten TI/LC Reserve	Underwriting File	The tenant improvements and leasing commissions, as stated in the in-place underwritten column of the Underwriting File.	$1.00
76	Underwritten NCF	Underwriting File	The net cash flow, as stated in the in-place underwritten column of the Underwriting File.	$1.00

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EXHIBIT A MSC 2018-MP, Commercial Mortgage Pass-Through Certificates, Series 2018-MP Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
77	Underwritten IO NCF DSCR	Calculation	Computation from the Final Data File in which the Underwritten NCF was divided by the Mortgage Loan Annual IO Debt Service.	$1.00
78	Underwritten P&I NCF DSCR	Calculation	NAP for interest only loan.	$1.00
79	Underwritten NCF Debt Yield	Calculation	A computation from the Final Data File in which the Underwritten NCF was divided by the Mortgage Loan Cut-off Date Balance.	$1.00
80	Major Tenant 1	Rent Roll	Name of the largest tenant, as stated in the Rent Roll	None
81	Major Tenant 1 Sq. Ft.	Rent Roll	Total square feet of the largest tenant, as stated in the Rent Roll	None
82	Major Tenant 1 Expiration	Rent Roll	Lease expiration date of the largest tenant, as stated in the Rent Roll	None
83	Major Tenant 2	Rent Roll	Name of the second largest tenant, as stated in the Rent Roll	None
84	Major Tenant 2 Sq. Ft.	Rent Roll	Total square feet of the second largest tenant, as stated in the Rent Roll	None
85	Major Tenant 2 Expiration	Rent Roll	Lease expiration date of the second largest tenant, as stated in the Rent Roll	None
86	Major Tenant 3	Rent Roll	Name of the third largest tenant, as stated in the Rent Roll	None
87	Major Tenant 3 Sq. Ft.	Rent Roll	Total square feet of the third largest tenant, as stated in the Rent Roll	None
88	Major Tenant 3 Expiration	Rent Roll	Lease expiration date of the third largest tenant, as stated in the Rent Roll	None
89	Major Tenant 4	Rent Roll	Name of the fourth largest tenant, as stated in the Rent Roll	None
90	Major Tenant 4 Sq. Ft.	Rent Roll	Total square feet of the fourth largest tenant, as stated in the Rent Roll	None
91	Major Tenant 4 Expiration	Rent Roll	Lease expiration date of the fourth largest tenant, as stated in the Rent Roll	None
92	Major Tenant 5	Rent Roll	Name of the fifth largest tenant, as stated in the Rent Roll	None
93	Major Tenant 5 Sq. Ft.	Rent Roll	Total square feet of the fifth largest tenant, as stated in the Rent Roll	None
94	Major Tenant 5 Expiration	Rent Roll	Lease expiration date of the fifth largest tenant, as stated in the Rent Roll	None
95	Lockbox	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None
96	Cash Management	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
97	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
98	Environmental Phase I Report Date	Environmental Report	The date of the phase I report, as stated in the Environmental Report.	None
99	Environmental Phase II Report Date	Environmental Report	NAP, if no phase II report was recommended.	None
100	Seismic Report Date	Seismic Report	If per Engineering Report, a property is in a seismic zone of 3 or greater, then the date on the Seismic Report.	None
101	Seismic PML	Seismic Report	If per Engineering Report, a property is in a zone of 3 or greater, then the PML as defined in the Seismic Report.	None

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EXHIBIT A MSC 2018-MP, Commercial Mortgage Pass-Through Certificates, Series 2018-MP Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
102	Ground Lease Expiration Date	Ground Lease	The ground lease final expiration date assuming all extension options were exercised, as stated in the Ground Lease.	None
103	Ground Lessor	Ground Lease	The ground lease lessor, as stated in the Ground Lease.	None
104	Additional Financing	Mezzanine Loan Agreement	Yes, if additional financing is in place as of origination.	None
105	In Place/Future	Mezzanine Loan Agreement	In Place, if additional financing is in place as of origination.	None
106	Additional Financing Type	Mezzanine Loan Agreement	Description of the type of subordinate financing.	None
107	Additional Financing Amount	Mezzanine Loan Agreement	The loan amount, as defined in the Mezzanine Loan Agreement.	None
108	Additional Financing Cumulative Loan PSF	Calculation	Computation in which the Additional Financing Amount and the Mortgage Loan Original Balance were summed and divided by Total Property SF.	None
109	Additional Financing Cumulative LTV	Calculation	Computation in which the Additional Financing Amount and the Mortgage Loan Original Balance were summed and divided by the Appraisal Value.	None
110	Additional Financing Lender	Mezzanine Loan Agreement	The name of the lender as defined in the Mezzanine Loan Agreement.	None
111	Additional Financing Interest Rate	Mezzanine Loan Agreement	The interest rate as defined in the Mezzanine Loan Agreement.	None
112	Additional Financing Interest Accrual Method	Mezzanine Loan Agreement	The interest accrual method as defined in the Mezzanine Loan Agreement.	None
113	Additional Financing Amortization Type	Mezzanine Loan Agreement	The amortization type as stated in the Mezzanine Loan Agreement	None
114	Additional Financing Origination Date	Mezzanine Loan Agreement	The date on the cover of the Mezzanine Loan Agreement.	None
115	Additional Financing Monthly IO Payment	Calculation	Computation in which the Additional Financing Annual IO Payment was divided by 12.	None
116	Additional Financing Annual IO Payment	Calculation	Computation in which the Additional Financing Amount was multiplied by the Additional Financing Interest Rate and then multiplied by the Additional Financing Interest Accrual Method.	None
117	Additional Financing Monthly P&I Payment	Calculation	NAP for interest only loan.	None
118	Additional Financing Annual P&I Payment	Calculation	NAP for interest only loan.	None
119	Additional Financing Cumulative IO DSCR on NCF	Calculation	Computation in which the respective loan’s Underwritten NCF was divided by the sum of the Additional Financing Annual IO Payment and the Mortgage Loan Annual IO Debt Service.	None
120	Additional Financing Cumulative P&I DSCR on NCF	Calculation	NAP for interest only loan.	None
121	Additional Financing Cumulative Debt Yield on NOI	Calculation	Computation in which the respective loan's Underwritten NOI was divided by the sum of the Additional Financing Amount and the Mortgage Loan Original Balance.	None
122	Real Estate Tax Escrow - Initial	Loan Agreement	The initial real estate tax escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
123	Real Estate Tax Escrow - Ongoing	Loan Agreement	The ongoing real estate tax escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None

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EXHIBIT A MSC 2018-MP, Commercial Mortgage Pass-Through Certificates, Series 2018-MP Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
124	Insurance Escrow - Initial	Loan Agreement	The initial insurance escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
125	Insurance Escrow - Ongoing	Loan Agreement	The ongoing insurance escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
126	Replacement Reserve Escrow - Initial	Loan Agreement	The initial replacement escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
127	Replacement Reserve Escrow - Ongoing	Loan Agreement	The ongoing replacement escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
128	Immediate Repairs Escrow - Initial	Loan Agreement	The initial immediate repairs escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
129	Immediate Repairs Escrow - Ongoing	Loan Agreement	The ongoing immediate repairs escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
130	Rollover Escrow - Initial	Loan Agreement	The initial rollover escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
131	Rollover Escrow - Ongoing	Loan Agreement	The ongoing rollover escrow, as stated in section VI. Reserve Funds of the Loan Agreement.	None
132	Other Escrow Required	Loan Agreement	Yes, if other reserves are required in the Loan Agreement	None
133	Other Escrow 1 Description	Loan Agreement	NAP, as no other escrow included in the Loan Agreement.	None
134	Other Escrow 1 Initial	Loan Agreement	0, as no other escrow included in the Loan Agreement.	None
135	Other Escrow 1 - Ongoing	Loan Agreement	0, as no other escrow included in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-MP

Exhibit B: Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan Number
2	Loan Name
3	Cut-off Date

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